DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
DEPOSITS [Abstract]
Scheduled Maturities of Certificates of Deposit
At December 31, 2018, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2019	$59,685	$30,521	$90,206
2020	34,333	12,681	47,014
2021	14,658	2,072	16,730
2022	7,969	1,834	9,803
2023	4,365	319	4,684
Total	$121,010	$47,427	$168,437